Fair Value Measurement - Schedule of Estimated the Fair Values of Warrant Liabilities (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 $ / shares
Risk-Free Interest Rate [Member] | March 2019 B-2 Warrant [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Fair values of warrant liabilities		4.6
Risk-Free Interest Rate [Member] | Class A OS Warrant [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Fair values of warrant liabilities		4.6
Risk-Free Interest Rate [Member] | Class A OS Warrant [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Fair values of warrant liabilities	4.12
Risk-Free Interest Rate [Member] | Fair Values of Option Liability [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Risk-free interest rate		4.59%
Risk-Free Interest Rate [Member] | Maximum [Member] | Class A OS Warrant [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Fair values of warrant liabilities	3.92
Expected Volatility [Member] | March 2019 B-2 Warrant [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Fair values of warrant liabilities		40.87
Expected Volatility [Member] | Class A OS Warrant [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Fair values of warrant liabilities		40.95
Expected Volatility [Member] | Class A OS Warrant [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Fair values of warrant liabilities	41.61
Expected Volatility [Member] | Fair Values of Option Liability [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Expected volatility		37.57%
Expected Volatility [Member] | Maximum [Member] | Class A OS Warrant [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Fair values of warrant liabilities	35.55
Dividend Yield [Memeber] | March 2019 B-2 Warrant [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Fair values of warrant liabilities		0
Dividend Yield [Memeber] | Class A OS Warrant [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Fair values of warrant liabilities		0
Dividend Yield [Memeber] | Class A OS Warrant [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Fair values of warrant liabilities	0
Dividend Yield [Memeber] | Fair Values of Option Liability [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Dividend yield		0.00%
Remaining Contractual Life [Member] | March 2019 B-2 Warrant [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Remaining contractual life		0.75
Remaining Contractual Life [Member] | Class A OS Warrant [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Remaining contractual life		0.74
Remaining Contractual Life [Member] | Class A OS Warrant [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Remaining contractual life	Permanent
Remaining Contractual Life [Member] | Fair Values of Option Liability [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Remaining contractual life		1 month 2 days
Fair value of the underlying preferred shares [Member] | March 2019 B-2 Warrant [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Fair values of warrant liabilities		45.28
Fair value of the underlying preferred shares [Member] | Class A OS Warrant [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Fair values of warrant liabilities		12.96
Fair value of the underlying preferred shares [Member] | Class A OS Warrant [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Fair values of warrant liabilities	4.67
Fair value of the underlying preferred shares [Member] | Fair Values of Option Liability [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Fair value of the underlying preferred shares (in Dollars per share)		$ 16.16